Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2018
Discloure of Significant Accounting Policies
Description of accounting policy for basis of preparation [text block]
Basis of preparation

VivoPower International PLC consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), IFRIC interpretations and the Companies Act
2006
applicable to companies reporting under IFRS. The consolidated financial statements have been prepared under the historical cost convention.

The preparation of financial statements with adopted IFRS requires the use of critical accounting estimates. It also requires the management to exercise judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where the assumptions and estimates are significant to the consolidated financial statements are disclosed in note
3.

The financial statements have been prepared on a going concern basis, as the directors believe the Company will be able to meet its liabilities as they fall due.

During the year ended
March 31, 2018,
the Company undertook a strategic restructuring of its business aimed at a
$3.4
million annual reduction in general and administrative expenses going forward. In addition, subsequent to year-end the Company raised
$11.4
million of cash by sale of its minority equity investments in the North Carolina projects, as disclosed in note
8,
$2.0
million of which was used to repay the current financing agreement disclosed in note
21.
The Company’s power services business represented by the Aevitas Group produced
$2.4
million EBITDA for the year ended
March 31, 2018,
and is expected to continue to perform at or above this level. The Company is also engaged in a financing initiative within the Aevitas Group which is expected to provide an additional
$2.3
million of working capital. These actions provide sufficient cash to support business operations and meet obligations as they become due through
July 2019.

In order to develop the portfolio of solar projects within Innovative Solar Ventures I, LLC joint venture, as disclosed in note
15,
the Company will have to seek project specific financing which would be secured and supported by the development assets within the joint venture. This is a normal part of the solar development business and the Company is confident that there are investors and capital available in the market to accomplish planned development.

To ensure success of the business, the directors have prepared and reviewed additional plans to mitigate any cash flow risk that may
arise during the next
twelve
months. These actions include the implementation of further operational cost reductions, renegotiation of the terms of repayment of the related party loan of
$19.0
million disclosed in note
21,
and a further sale of assets as required.

Based on the foregoing, the directors believe that the Company is well placed to manage its business risk successfully, despite some current economic and political uncertainty. The directors therefore have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they have continued to adopt the going concern basis in preparing these financial statements.

All financial information presented in US dollars has been rounded to the nearest thousand.

Description of accounting policy for consolidation [text block]
Basis of consolidation

The consolidated financial statements include those of VivoPower International PLC and all of its subsidiary undertakings.

Subsidiary undertakings are those entities controlled directly or indirectly by the Company. The results of the subsidiaries acquired are included in the consolidated Statement of Comprehensive Income from the date of acquisition using the same accounting policies of those of the Group. All business combinations are accounted for using the purchase method.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with those used by other members of the Group.

All intra-group balances and transactions, including any unrealized income and expense arising from intra-group transactions, are eliminated in full in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity invested investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no
evidence of impairment.

Description of accounting policy for intangible assets and goodwill [text block]
Intangible assets

All intangible assets, except goodwill, are stated at fair value less accumulated amortization and any accumulated impairment losses. Goodwill is not
amortized and is stated at cost less any accumulated impairment losses.

Goodwill
Goodwill arose on the effective acquisition of VivoPower Pty Limited and Aevitas Group Limited (“Aevitas”). Goodwill is reviewed annually to test for impairment.

Other intangible assets
Intangible assets acquired through a business combination are initially measured at fair value and then amortized over their useful economic lives.

In the prior year, the Group took advantage of the provisions of IFRS
3
in accounting for the business combinations arising from the acquisitions of VivoPower Pty Limited and Aevitas whereby the financial statements recognized the Directors' best estimate of the individual allocation of goodwill and other separately identifiable assets acquired. The purchase price allocation exercise was completed in the current year and revaluations reflected as disclosed in Note
13.

Amortization is calculated on a straight-line basis to write down the assets over their useful economic lives at the following rates:

Customer relationships –
7
years
Trade names –
14
years
Favorable supply contracts –
5
years
Databases –
5
years

Description of accounting policy for property, plant and equipment [text block]
Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and the costs directly attributable to bringing the asset into use.

When parts of an item of property, plant and equipment have different useful lives, they are accounted as separate items (major components) of property, plant and equipment.

Depreciation is calculated on a straight-line basis so as to write down the assets to their estimated residual value over their useful economic lives at the following rates:

Computer equipment -
3
years
Fixtures and fittings -
3
years
Motor vehicles -
5
years
Plant and equipment –
3.5
to
10
years
Leasehold improvements –
20
to
40
years

Description of accounting policy for business combinations [text block]
Business combinations

Acquisitions of subsidiaries and businesses are accounted for using the purchase method. The consideration transferred in a business combination is the fair value at the acquisition date of the assets transferred and the liabilities incurred by the Group and includes the fair value of any contingent consideration arrangement. Acquisition-related costs are recognized in the income statement as incurred.

Description of accounting policy for leases [text block]
Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Assets held under finance leases are initially recognized as property, plant and equipment at an amount equal to the fair value of the leased assets or, if lower, the present value of the minimum lease payments at the inception of the lease, and then depreciated over their useful economic lives.

Lease payments are apportioned between the repayment of capital and interest. The capital element of future lease payments is included in the Statement of Financial Position as a liability. Interest is charged to the Statement of Comprehensive Income so as to achieve a constant rate of interest on the remaining balance of the liability.

Rentals payable under operating leases are charged to the Statement of Comprehensive Income on a straight-line basis over the lease term. Operating leases incentives are recognized as a reduction in the rental expense over the lease term.

Description of accounting policy for impairment of non-financial assets [text block]
Impairment of non-financial assets

Goodwill is allocated to cash-generating units for the purposes of impairment testing. The recoverable amount of the cash-generating unit (‘CGU’) to which the goodwill relates is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

The carrying values of property, plant and equipment, investments and intangible assets other than goodwill are reviewed for impairment only when events indicate the carrying value may
be impaired.

In an impairment test the recoverable amount of the cash-generating unit or asset is estimated in order to determine the existence or extent of any impairment loss. The recoverable amount is the higher of fair value less costs to sell and the value in use to the Group. An impairment loss is recognized to the extent that the carrying value exceeds the recoverable amount. In determining a cash-generating unit’s or asset’s value in use, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the cash-generating unit or asset that have not
already been included in the estimate of future cash flows. All impairment losses are recognized in the Statement of Comprehensive Income.

An impairment loss in respect of goodwill is
not
reversed. In the case of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no
longer exists. These impairment losses are reversed if there has been any change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent so that the asset’s carrying amount does not
exceed the carrying value that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

Description of accounting policy for financial instruments [text block]
Financial instruments

Financial assets and liabilities are recognized in the Group’s Statement of Financial Position when the Group becomes a party to the contracted provision of the instrument. The following policies for financial instruments have been applied in the preparation of the consolidated financial statements.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

• in the principal market for the asset or liability; or
• in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

• Level
1
— quoted (unadjusted) market prices in active markets for identical assets or liabilities;

• Level
2
— valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and

• Level
3
— valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Cash and cash equivalents
For the purpose of preparation of the Statement of Cash Flow, cash and cash equivalents includes cash at bank and in hand.

Bank borrowings
Interest-bearing bank loans are recorded at the proceeds received. Direct issue costs paid on the establishment of loan facilities are recognized over the term of the loan on a straight-line basis. The initial payment is taken to the Statement of Financial Position and then amortized over the full-length of the facility.

Trade and other receivables
Trade and other receivables are stated at amounts receivable less any allowance for the expected future issue of credit notes and for non-recoverability due to credit risk.

Trade payables
Trade payables are non-interest bearing and are stated at their amortized cost.

Share Capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.

Repurchase of share capital (treasury shares)
When share capital recognized as equity is repurchased as equity by the Company the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity, and excluded from the number of shares in issue when calculating earnings per share.

Description of accounting policy for income tax [text block]
Taxation

Income tax expense comprises current and deferred tax.

Current tax is recognized based on the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is provided on temporary timing differences that arise between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding tax values. Liabilities are recorded on all temporary differences except in respect of initial recognition of goodwill and in respect of investments in subsidiaries where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that it will not
reverse in the foreseeable future. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the asset can be offset. Deferred tax is measured on an undiscounted basis using the tax rates and laws that have been enacted or substantively enacted by the end of the accounting period.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, they relate to income taxes levied by the same tax authority and the Group intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Current and deferred tax are recognized in the Statement of Comprehensive Income, except when the tax relates to items charged or credited directly to equity, in which case it is dealt with directly in equity.

Description of accounting policy for provisions [text block]
Provisions

Provisions are recognized when the Group has a present obligation because of a past event, it is probable that the Group will be required to settle that obligation, and it can be measured reliably.

Provisions are measured at the directors’ best estimate of the expenditure required to settle the obligation at the date of Statement of Financial Position.

Where the time value of money is material, provisions are measured at the present value of expenditures expected to be paid in settlement.

Description of accounting policy for earnings per share [text block]
Earnings per share

The Group presents basic and diluted earnings per share [EPS] data for ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares, excluding the shares held as treasury shares. Currently there are no
diluting effects on EPS for ordinary shares, therefore, diluted EPS is the same as basic EPS.

Description of accounting policy for foreign currency translation [text block]
Foreign currencies

The Company’s functional and presentational currency is the US dollar. Items included in the separate financial statements of each Group entity are measured in the functional currency of that entity. Transactions denominated in foreign currencies are translated into the functional currency of the entity at the rates of exchange prevailing at the dates of the individual transactions. Foreign currency monetary assets and liabilities are translated at the rates of exchange prevailing at the end of the reporting period.

Exchange gains and losses arising are charged to the Statement of Comprehensive Income within finance income or expenses. The Statement of Comprehensive and Statement of Financial Position of foreign entities are translated into US dollars on consolidation at the average rates for the period and the rates prevailing at the end of the reporting period respectively. Exchange gains and losses arising on the translation of the Group’s net investment foreign entities are recognized as a separate component of shareholders’ equity.

Foreign currency denominated share capital and related share premium and reserve accounts are recorded at the historical exchange rate at the time the shares were issued or the equity created.

Description of accounting policy for recognition of revenue [text block]
Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the sale of services in the ordinary course of the Group’s activities. Revenue is shown net of discounts, value-added tax, other sales related taxes, and after the elimination of sales within the Group.

Revenue comprises development revenues, electrical installations, electrical servicing and maintenance and generator sales.

The Company adopted IFRS
15
“Revenue from Contracts with Customers” with effect from the date of incorporation.

The Group has a number of different revenue streams and the key components in determining the correct recognition are as follows:

Development revenue, which is revenue generated from development services relating to the building and construction of solar projects, is recognized on a percentage completion basis as the value is accrued by the end user over the life of the contract. The periodic recognition is calculated through weekly project progress reports.

Aevitas revenue for small jobs and those completed in a limited timeframe are recognized when the job is complete. On longer term projects revenue is recognized on a percentage completion basis. The projects have defined milestones which determines the timing of the billing to the customers. The achievement of the milestones then also provides an accurate indication of how much of the project is complete.

Description of accounting policy for employee benefits [text block]
Employee benefits

Pension
The employer pension contributions are associated with defined contribution schemes. The costs are therefore recognized in the month in which the contribution is incurred, which is consistent with recognition of payroll expenses.

Short-term benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount because of past service provided by the employee and the obligation can be reliably measured.

Short-term compensated absences
A liability for short-term compensated absences, such as holiday, is recognized for the amount the Group may
be required to pay because of the unused entitlement that has accumulated at the end of the reporting period.

Description of accounting policy for restructuring costs [text block]
Restructuring costs

Restructuring costs are by nature
one
-time incurrences and do
not
represent the normal trading activities of the business and accordingly are disclosed separately on the consolidated statement of comprehensive income in accordance with IAS
1
in order to draw them to the attention of the reader of the financial statements. Restructuring costs are defined in accordance with IAS
37
as being related to sale or termination of a line of business, closure of business locations, changes in management structure, or fundamental reorganizations.

Description of accounting policy for new standards [text block]
New standards, amendments and interpretations not yet adopted

During the current year, the Group adopted all of the new and revised Standards and Interpretations issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee of the IASB that are relevant to its operations and effective for accounting periods beginning on
April 1, 2017.
The Group is assessing the impact on the financial statements of these adoptions.

The IASB and IFRIC have issued the following standards and with an effective date after the date of the financial statements and have not
been applied in preparing these consolidated financial statements:

• IFRS
2
‘Amendments: Classification and Measurement of Share-based payment transactions’ – effective for annual periods on or after
January 1, 2018;

• IFRS
9:
‘Financial Instruments’ – effective for annual periods on or after
January 1, 2018;

• IFRS
16:
‘Leases’ – effective for annual periods on or after
January 1, 2019;

• IFRIC
22:
‘Foreign Currency Transactions and Advance Consideration’ – effective for annual periods on or after
January 1, 2018;
and,

• IFRIC
23:
‘Uncertainty over Income Tax Treatments’ – effective for annual periods on or after
January 1, 2019.

There are
no
other IFRS or IFRIC interpretations that are
not
yet effective that would be expected to have a material impact on the Group.